As filed with the Securities and Exchange Commission on March 14, 2017
1933 Act Registration No. 333-117597
1940 Act File No. 811-21606

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 22

and/or
[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 24

(Check appropriate box or boxes)

CENTAUR MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1460 Main Street, Sutie 234, Southlake, Texas 76092
(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:        (513) 587-3400

Simon H. Berry
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With copy to:
Thomas W. Steed III, Esq.
Kilpatrick Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, NC 27609

It is proposed that this filing will become effective: (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Centaur Total Return Fund – Ticker Symbol TILDX

EXPLANATORY NOTE

This Post-Effective Amendment No. 22 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 21 filed February 28, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Post- Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southlake, and State of Texas on this 14th day of March, 2017.

Centaur Mutual Funds Trust

By:	/s/ M. Ezekial Ashton
M. Ezekial Ashton, President

Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ M. Ezekial Ashton	President	March 14, 2017
M. Ezekial Ashton

/s/ Gennifer Ashton	Treasurer	March 14, 2017
Gennifer Ashton

*	Trustee
James H. Speed, Jr.		/s/ Simon Berry
Simon Berry
*	Trustee	Attorney-in-Fact*
Thomas G. Douglass		March 14, 2017

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase